Consolidated Statement of Changes in Equity - USD ($) $ in Millions	Total	Series A Common and Common shares	Additional paid-in capital	Treasury shares	Retained earnings	Total UScellular shareholders' equity	Noncontrolling interests
Retained earnings | ASC 606	$ 176				$ 175	$ 175	$ 1
Beginning balance at Dec. 31, 2017	3,687	$ 88	$ 1,552	$ (120)	2,157	3,677	10
Net income attributable to UScellular shareholders	150				150	150
Net income attributable to noncontrolling interests classified as equity	2					0	2
Incentive and compensation plans	55		38	55	(38)	55
Distributions to noncontrolling interests	(3)					0	(3)
Ending balance at Dec. 31, 2018	4,067	88	1,590	(65)	2,444	4,057	10
Retained earnings | ASC 842	2				2	2
Net income attributable to UScellular shareholders	127				127	127
Net income attributable to noncontrolling interests classified as equity	6					0	6
Repurchase of Common Shares	(21)			(21)		(21)
Incentive and compensation plans	32		39	16	(23)	32
Distributions to noncontrolling interests	(3)					0	(3)
Ending balance at Dec. 31, 2019	4,210	88	1,629	(70)	2,550	4,197	13
Retained earnings	2,550
Retained earnings | ASC 326	(2)				(2)	(2)
Net income attributable to UScellular shareholders	229				229	229
Net income attributable to noncontrolling interests classified as equity	4					0	4
Repurchase of Common Shares	(23)			(23)		(23)
Incentive and compensation plans	20		32	26	(38)	20
Distributions to noncontrolling interests	(6)					0	(6)
Acquisitions of noncontrolling interests	(6)		(10)			(10)	4
Ending balance at Dec. 31, 2020	4,426	$ 88	$ 1,651	$ (67)	$ 2,739	$ 4,411	$ 15
Retained earnings	$ 2,739